                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02090

                              Van Kampen Bond Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
-------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
-------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 12/31/05

ITEM 1. REPORTS TO SHAREHOLDERS.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Bond Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2005.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 12/31/2005

BOND FUND
SYMBOL: VBF
------------------------------------------------------------
AVERAGE ANNUAL                        BASED ON      BASED ON
TOTAL RETURNS                       MARKET PRICE      NAV

10-year                                 5.75%        6.21%

5-year                                  5.96         6.45

1-year                                  1.01         3.34

6-month                                -1.78         0.49
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND FUND SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The NAV per share is determined by dividing the value of the fund's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the fund at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the fund's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers BBB Corporate Bond Index is generally representative of corporate bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2005

Van Kampen Bond Fund is managed by the Adviser's Taxable Fixed-Income team.(1) Current team members include David S. Horowitz and Gordon W. Loery, Executive Directors of the Adviser.

MARKET CONDITIONS

As was widely anticipated, the Federal Open Market Committee (the Fed) continued to raise the federal funds target rate during the reporting period. At each of its meetings in the second half of 2005, the Fed raised the benchmark overnight rate by 25 basis points, bringing it to 4.25 percent as of year-end. The minutes from the Fed's December meeting, however, indicated that this "measured pace" of increases may slow in the future. In addition, these minutes were noticeably missing the term "accommodation" in reference to the Fed's policy, implying that the Committee may believe the fed funds rate is no longer at a level that stimulates economic growth.

In the wake of Hurricane Katrina, some observers initially believed that the economy would suffer lingering after effects. As the weeks progressed, however, it became apparent that the impact on the economy could be smaller and more temporary than anticipated. Even sharply higher energy prices failed to interrupt the positive economic momentum, and real gross domestic product growth averaged near 4 percent throughout the year.

In response to stronger-than-expected economic data and the Fed's ongoing tightening, U. S. Treasury yields continued to rise in the second half of the year. However, short- and intermediate-term yields rose more than long-term yields, which caused the yield curve to flatten.

Within the investment-grade corporate sector, higher quality corporate bonds generally outperformed lower credit quality bonds. Among the corporate sub-sectors, utilities, energy, and banking issues posted the highest returns, while the industrial sector posted the lowest returns.

(1)Team members may change without notice from time to time.
 2

PERFORMANCE ANALYSIS

The fund's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the fund's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On an NAV basis, the fund outperformed its benchmark index, the Lehman Brothers BBB Corporate Bond Index. On a market price basis, the fund underperformed its benchmark.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2005

--------------------------------------------------------------
                       BASED ON     LEHMAN BROTHERS BBB
      BASED ON NAV   MARKET PRICE   CORPORATE BOND INDEX

         0.49%          -1.78%             -0.58%
--------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and fund shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

Although the fund invested modestly in high yield securities, the bulk of the portfolio focused on investment-grade bonds. Within the investment-grade portion, the fund gained from its security selection in the insurance sector, which outperformed other sectors for the period. Additionally, a focus on higher-quality credits, strong security selection in the energy sector, and an underweight to the automotive sector further enhanced performance.

During the period, we kept the fund's overall interest-rate exposure well below that of its benchmark. This posture was beneficial as interest rates rose across the short-term and intermediate-term portions of the curve. However, in periods of rate declines, such as we saw periodically during the reporting period, this defensive positioning detracted from relative performance.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the fund in the future.

RATINGS ALLOCATION AS OF 12/31/05
AAA/Aaa                                                          21.4%
AA/Aa                                                            24.9
A/A                                                              21.5
BBB/Baa                                                          26.2
BB/Ba                                                             4.3
B/B                                                               1.7

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 12/31/05
United States Government Agency Obligations                      20.1%
Banking                                                          13.2
Electric                                                          7.6
Noncaptive-Consumer Finance                                       5.2
Healthcare                                                        5.1
Wireline Communications                                           4.1
Property & Casualty                                               3.7
Life Insurance                                                    2.9
Automotive                                                        2.4
Noncaptive-Diversified Finance                                    2.4
Retail                                                            2.4
Railroads                                                         2.4
Diversified Manufacturing                                         2.1
Natural Gas Pipelines                                             1.6
Media-Cable                                                       1.5
Brokerage                                                         1.5
Media-Noncable                                                    1.2
Chemicals                                                         1.0
Supermarkets                                                      1.0
Environmental & Facilities Services                               0.9
Construction Machinery                                            0.9
Gaming                                                            0.7
Lodging                                                           0.7
Consumer Products                                                 0.6
Aerospace & Defense                                               0.6
Real Estate Investment Trusts                                     0.5
Integrated Energy                                                 0.5
Textile                                                           0.5
Transportation Services                                           0.4
Natural Gas Distributors                                          0.4
Independent Energy                                                0.3
Food/Beverage                                                     0.3
Technology                                                        0.2
Oil Field Services                                                0.2
Refining                                                          0.1
                                                                -----
Total Long-Term Investments                                      89.2%
Total Short-Term Investments                                     10.8
                                                                -----
Total Investments                                               100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of total investments. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.
 4

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          CORPORATE BONDS  74.6%
          AEROSPACE & DEFENSE  0.6%
$  407    Raytheon Co. ................................... 4.500%   11/15/07   $    403,671
   875    Raytheon Co. ................................... 8.300    03/01/10        980,946
                                                                               ------------
                                                                                  1,384,617
                                                                               ------------
          AUTOMOTIVE  2.6%
 1,280    DaimlerChrysler NA Holding Corp. ............... 8.500    01/18/31      1,553,288
 1,165    General Motors Acceptance Corp. ................ 6.875    09/15/11      1,063,628
 4,075    General Motors Corp. ........................... 8.375    07/15/33      2,709,875
   470    Lear Corp. ..................................... 8.110    05/15/09        437,743
                                                                               ------------
                                                                                  5,764,534
                                                                               ------------
          BANKING  14.3%
 2,230    Bank of America Corp. .......................... 3.375    02/17/09      2,133,341
 2,250    Bank of Scotland, 144A-Private Placement (United
          Kingdom) (a).................................... 3.500    11/30/07      2,196,740
 2,150    Citigroup, Inc. ................................ 5.625    08/27/12      2,219,090
   545    Citigroup, Inc. ................................ 6.000    02/21/12        572,733
 3,340    JPMorgan Chase & Co. ........................... 6.750    02/01/11      3,581,245
 2,250    KeyCorp. ....................................... 6.750    03/15/06      2,258,345
 2,255    M & I Marshall & Ilsley Bank.................... 3.800    02/08/08      2,213,533
   400    MBNA America Bank NA............................ 7.125    11/15/12        447,775
   920    MBNA Corp. ..................................... 6.125    03/01/13        977,000
 1,635    MBNA Corp. (Variable Rate Coupon)............... 4.721    05/05/08      1,647,951
 2,315    National City Bank.............................. 3.375    10/15/07      2,255,356
 2,195    SunTrust Banks, Inc. ........................... 5.050    07/01/07      2,200,439
 2,250    U.S. Bancorp.................................... 3.950    08/23/07      2,221,711
 1,350    Wachovia Corp. ................................. 3.625    02/17/09      1,303,005
   885    Wachovia Corp. ................................. 4.950    11/01/06        885,245
   925    Washington Mutual Bank FA....................... 5.500    01/15/13        940,801
   900    Washington Mutual, Inc. ........................ 8.250    04/01/10      1,003,020
 2,190    Wells Fargo & Co. .............................. 5.125    02/15/07      2,195,142
                                                                               ------------
                                                                                 31,252,472
                                                                               ------------
          BROKERAGE  1.6%
   185    Goldman Sachs Group, Inc. ...................... 5.250    10/15/13        185,248
 2,000    Lehman Brothers Holdings, Inc. ................. 8.500    05/01/07      2,089,780
   862    World Financial Prop., 144A-Private Placement
          (a)............................................. 6.910    09/01/13        905,916
   392    World Financial Prop., 144A-Private Placement
          (a)............................................. 6.950    09/01/13        411,961
                                                                               ------------
                                                                                  3,592,905
                                                                               ------------
          CHEMICALS  1.1%
   640    ICI Wilmington, Inc. ........................... 4.375    12/01/08        624,068
 1,785    Sealed Air Corp., 144A-Private Placement (a).... 5.625    07/15/13      1,774,577
                                                                               ------------
                                                                                  2,398,645
                                                                               ------------
          CONSTRUCTION MACHINERY  0.9%
 2,045    Caterpillar Financial Services Corp., Ser F..... 3.625    11/15/07      2,000,926
                                                                               ------------

 6                                             See Notes to Financial Statements

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          CONSUMER PRODUCTS  0.7%
$1,495    Clorox Co. (Variable Rate Coupon)............... 4.614%   12/14/07   $  1,498,518
                                                                               ------------

          DIVERSIFIED MANUFACTURING  2.3%
 1,070    Brascan Corp. (Canada).......................... 7.125    06/15/12      1,168,015
 1,275    Cooper Industries, Inc. ........................ 5.250    07/01/07      1,280,871
   720    Cooper Industries, Inc., 144A-Private Placement
          (a)............................................. 5.250    11/15/12        725,191
 1,845    United Technologies Corp. ...................... 4.375    05/01/10      1,817,081
                                                                               ------------
                                                                                  4,991,158
                                                                               ------------
          ELECTRIC  8.2%
 1,200    Ameren Corp. ................................... 4.263    05/15/07      1,183,198
 1,340    Arizona Public Service Co. ..................... 5.800    06/30/14      1,383,362
   795    Arizona Public Service Co. ..................... 6.750    11/15/06        805,613
   805    Carolina Power & Light Co. ..................... 6.800    08/15/07        827,294
 1,460    CC Funding Trust I.............................. 6.900    02/16/07      1,488,482
   625    Cincinnati Gas & Electric Co. .................. 5.700    09/15/12        642,388
   865    Detroit Edison Co. ............................. 6.125    10/01/10        903,231
   960    Duquesne Light Co., Ser O....................... 6.700    04/15/12      1,043,091
   655    Entergy Gulf States, Inc. ...................... 3.600    06/01/08        630,217
 1,600    Entergy Gulf States, Inc. (Variable Rate
          Coupon)......................................... 4.810    12/01/09      1,562,517
   425    Entergy Gulf States, Inc., 144A-Private
          Placement (Variable Rate Coupon) (a)............ 5.207    12/08/08        425,252
 1,660    Exelon Corp. ................................... 6.750    05/01/11      1,769,246
 1,290    FPL Group Capital, Inc. ........................ 3.250    04/11/06      1,285,004
   255    Indianapolis Power & Light Co., 144A-Private
          Placement (a)................................... 6.300    07/01/13        268,645
   655    Monongahela Power Co. .......................... 5.000    10/01/06        654,785
   900    NiSource Finance Corp. (Variable Rate Coupon)... 4.950    11/23/09        903,772
   650    Pacific Gas & Electric Co. ..................... 6.050    03/01/34        675,031
    80    PSE&G Energy Holdings, LLC...................... 7.750    04/16/07         83,200
   650    PSE&G Energy Holdings, LLC...................... 8.625    02/15/08        679,250
   255    TXU Corp., Ser J................................ 6.375    06/15/06        257,574
   560    Wisconsin Electric Power........................ 3.500    12/01/07        545,536
                                                                               ------------
                                                                                 18,016,688
                                                                               ------------
          ENVIRONMENTAL & FACILITIES SERVICES  1.0%
 1,500    Waste Management, Inc. ......................... 7.000    10/15/06      1,520,903
   550    Waste Management, Inc. ......................... 7.375    08/01/10        599,144
                                                                               ------------
                                                                                  2,120,047
                                                                               ------------
          FOOD/BEVERAGE  0.3%
   410    ConAgra Foods, Inc. ............................ 7.000    10/01/28        446,742
   105    ConAgra Foods, Inc. ............................ 8.250    09/15/30        130,074
                                                                               ------------
                                                                                    576,816
                                                                               ------------
          GAMING  0.8%
 1,675    Harrah's Operating Co., Inc. ................... 5.625    06/01/15      1,648,522
                                                                               ------------

See Notes to Financial Statements                                              7

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          HEALTHCARE  5.5%
$3,205    Aetna, Inc. .................................... 7.375%   03/01/06   $  3,217,826
   600    AmerisourceBergen Corp., 144A--Private Placement
          (a)............................................. 5.625    09/15/12        603,000
 1,425    Baxter Finco BV, 144A--Private Placement
          (Netherlands) (a)............................... 4.750    10/15/10      1,406,828
 1,250    HCA, Inc. ...................................... 6.300    10/01/12      1,262,491
   285    HCA, Inc. ...................................... 7.190    11/15/15        301,054
   205    HCA, Inc. ...................................... 7.875    02/01/11        221,432
 1,885    Health Net, Inc. ............................... 9.875    04/15/11      2,202,247
   620    Tenet Healthcare Corp. ......................... 7.375    02/01/13        575,050
 1,130    UnitedHealth Group, Inc. ....................... 5.200    01/17/07      1,129,560
   650    Wellpoint, Inc. ................................ 3.750    12/14/07        635,857
   590    Wellpoint, Inc. ................................ 4.250    12/15/09        575,196
                                                                               ------------
                                                                                 12,130,541
                                                                               ------------
          INDEPENDENT ENERGY  0.4%
   285    Kerr-McGee Corp. ............................... 5.875    09/15/06        287,413
   470    Kerr-McGee Corp. ............................... 6.625    10/15/07        482,286
                                                                               ------------
                                                                                    769,699
                                                                               ------------
          INTEGRATED ENERGY  0.6%
   790    Consumers Energy Co., Ser F..................... 4.000    05/15/10        750,965
   455    Consumers Energy Co., Ser H..................... 4.800    02/17/09        449,389
                                                                               ------------
                                                                                  1,200,354
                                                                               ------------
          LIFE INSURANCE  3.1%
   315    AXA Financial, Inc. ............................ 6.500    04/01/08        326,576
   475    John Hancock Financial Services, Inc. .......... 5.625    12/01/08        484,722
 2,365    Marsh & McLennan Cos., Inc. .................... 5.875    08/01/33      2,271,452
   105    Metlife, Inc. .................................. 6.125    12/01/11        111,402
 1,030    Monumental Global Funding II, 144A-Private
          Placement (a)................................... 3.850    03/03/08      1,008,369
   585    Nationwide Financial Services, Inc. ............ 6.250    11/15/11        616,474
   100    Prudential Holdings, LLC, 144A- Private
          Placement (a)................................... 7.245    12/18/23        119,880
 1,895    Xlliac Global Funding, 144A-Private Placement
          (a)............................................. 4.800    08/10/10      1,873,016
                                                                               ------------
                                                                                  6,811,891
                                                                               ------------
          LODGING  0.7%
 1,325    Hyatt Equities, LLC, 144A-Private Placement
          (a)............................................. 6.875    06/15/07      1,352,324
   185    Starwood Hotels & Resorts Worldwide, Inc. ...... 7.375    05/01/07        189,625
                                                                               ------------
                                                                                  1,541,949
                                                                               ------------
          MEDIA-CABLE  1.7%
 1,835    Comcast Cable Communications, Inc. ............. 6.750    01/30/11      1,944,992
    90    Comcast Cable Communications, Inc. ............. 7.125    06/15/13         97,967
   490    Comcast Cable Communications, Inc. ............. 8.375    05/01/07        511,137
   935    Echostar DBS Corp. ............................. 6.375    10/01/11        904,612
   180    Echostar DBS Corp. ............................. 6.625    10/01/14        173,475
                                                                               ------------
                                                                                  3,632,183
                                                                               ------------

 8                                             See Notes to Financial Statements

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          MEDIA-NONCABLE  1.3%
$  950    Interpublic Group of Cos., Inc. ................ 5.400%   11/15/09   $    869,250
   915    Knight-Ridder, Inc. ............................ 5.750    09/01/17        777,638
   970    News America Holdings, Inc. .................... 8.875    04/26/23      1,209,577
                                                                               ------------
                                                                                  2,856,465
                                                                               ------------
          NATURAL GAS DISTRIBUTORS  0.4%
   890    Sempra Energy................................... 4.621    05/17/07        883,984
                                                                               ------------

          NATURAL GAS PIPELINES  1.7%
   765    Consolidated Natural Gas Co., Ser A............. 5.000    12/01/14        743,499
 1,065    Consolidated Natural Gas Co., Ser C............. 6.250    11/01/11      1,116,595
   945    Ras Laffan Liquefied Natural Gas Co., Ltd.,
          144A-Private Placement (Qatar) (a).............. 8.294    03/15/14      1,094,445
   675    Texas Eastern Transmission Corp. ............... 7.000    07/15/32        789,619
                                                                               ------------
                                                                                  3,744,158
                                                                               ------------
          NONCAPTIVE-CONSUMER FINANCE  5.6%
 1,000    American Express Co. ........................... 4.750    06/17/09        994,217
   230    American General Finance Corp. ................. 4.625    05/15/09        227,867
 2,000    American General Finance Corp. ................. 4.625    09/01/10      1,959,256
 2,245    Countrywide Home Loans, Inc. ................... 3.250    05/21/08      2,157,025
 1,555    HSBC Finance Corp. ............................. 6.750    05/15/11      1,670,661
 1,000    HSBC Finance Corp. ............................. 7.875    03/01/07      1,032,529
   150    HSBC Finance Corp. ............................. 8.000    07/15/10        167,497
 2,595    Residential Capital Corp. ...................... 6.375    06/30/10      2,639,367
 1,330    SLM Corp. ...................................... 5.000    10/01/13      1,316,622
                                                                               ------------
                                                                                 12,165,041
                                                                               ------------
          NONCAPTIVE-DIVERSIFIED FINANCE  2.6%
   415    CIT Group, Inc. ................................ 3.650    11/23/07        405,868
   415    CIT Group, Inc. ................................ 7.375    04/02/07        427,213
 2,100    General Electric Capital Corp., Ser A........... 4.750    09/15/14      2,069,000
    90    General Electric Capital Corp., Ser A........... 5.875    02/15/12         93,995
   415    General Electric Capital Corp., Ser A........... 6.750    03/15/32        488,767
 2,240    Nationwide Building Society, 144A-Private
          Placement (United Kingdom) (a).................. 4.250    02/01/10      2,184,748
                                                                               ------------
                                                                                  5,669,591
                                                                               ------------
          OIL FIELD SERVICES  0.2%
   380    Panhandle Eastern Pipe Line Co., Ser B.......... 2.750    03/15/07        369,613
                                                                               ------------

          PROPERTY & CASUALTY  4.0%
 1,195    AIG Sunamerica Global Financial, 144A-Private
          Placement (a)................................... 6.300    05/10/11      1,270,958
 1,545    Farmers Exchange Capital, 144A-Private Placement
          (a)............................................. 7.050    07/15/28      1,638,873
 1,230    Farmers Insurance Exchange Surplus, 144A-Private
          Placement (a)................................... 8.625    05/01/24      1,496,684
   125    Hartford Financial Services Group, Inc. ........ 2.375    06/01/06        123,800

See Notes to Financial Statements                                              9

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          PROPERTY & CASUALTY (CONTINUED)
$1,800    Mantis Reef Ltd., 144A-Private Placement
          (Australia) (a)................................. 4.692%   11/14/08   $  1,769,717
 1,415    St. Paul Travelers Cos., Inc. .................. 5.010    08/16/07      1,414,875
 1,035    Two-Rock Pass Through Trust, 144A-Private
          Placement (Variable Rate Coupon) (Bermuda)
          (a)............................................. 5.270    02/11/49      1,029,463
                                                                               ------------
                                                                                  8,744,370
                                                                               ------------
          RAILROADS  2.5%
   590    Burlington Northern Santa Fe Corp. ............. 6.125    03/15/09        610,661
   653    Burlington Northern Santa Fe Railway Co. ....... 4.575    01/15/21        632,781
 1,000    CSX Corp. ...................................... 6.750    03/15/11      1,072,816
   520    Norfolk Southern Corp. ......................... 7.350    05/15/07        536,788
 2,600    Union Pacific Corp. ............................ 6.625    02/01/08      2,686,551
                                                                               ------------
                                                                                  5,539,597
                                                                               ------------
          REAL ESTATE INVESTMENT TRUSTS  0.6%
   250    EOP Operating LP................................ 4.750    03/15/14        236,641
   175    EOP Operating LP................................ 7.875    07/15/31        207,125
   850    Reckson Operating Partnership LP................ 5.150    01/15/11        839,467
                                                                               ------------
                                                                                  1,283,233
                                                                               ------------
          REFINING  0.1%
   250    Vintage Petroleum, Inc. ........................ 7.875    05/15/11        262,500
                                                                               ------------

          RETAIL  2.6%
   270    CVS Corp. ...................................... 3.875    11/01/07        264,965
   250    CVS Corp. ...................................... 5.625    03/15/06        250,302
   500    Federated Department Stores, Inc. .............. 6.300    04/01/09        515,996
 1,500    Federated Department Stores, Inc. .............. 6.625    09/01/08      1,555,484
   705    J.C. Penny Co., Inc. ........................... 7.400    04/01/37        791,161
   920    Limited Brands, Inc. ........................... 6.950    03/01/33        934,012
 1,275    May Department Stores Co. ...................... 5.950    11/01/08      1,303,921
                                                                               ------------
                                                                                  5,615,841
                                                                               ------------
          SUPERMARKETS  1.1%
 1,630    Kroger Co. ..................................... 7.500    04/01/31      1,825,144
   520    Safeway, Inc. .................................. 7.250    02/01/31        562,802
                                                                               ------------
                                                                                  2,387,946
                                                                               ------------
          TECHNOLOGY  0.2%
   450    Eastman Kodak Co. .............................. 7.250    11/15/13        432,367
                                                                               ------------

          TEXTILE  0.5%
   995    Mohawk Industries, Inc., Ser D.................. 7.200    04/15/12      1,098,032
                                                                               ------------
          TRANSPORTATION SERVICES  0.4%
 1,000    FedEx Corp. .................................... 2.650    04/01/07        973,008
                                                                               ------------

          WIRELINE COMMUNICATIONS  4.4%
 1,785    AT&T Corp. ..................................... 9.750    11/15/31      2,248,830
   970    Cox Communications, Inc. ....................... 4.625    01/15/10        939,860

 10                                            See Notes to Financial Statements

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          WIRELINE COMMUNICATIONS (CONTINUED)
$1,400    Deutsche Telekom International Finance BV
          (Netherlands)................................... 8.750%   06/15/30   $  1,785,934
 1,335    France Telecom SA (France)...................... 8.500    03/01/31      1,786,655
   995    SBC Communications, Inc. ....................... 6.150    09/15/34      1,002,806
 1,010    Sprint Capital Corp. ........................... 8.750    03/15/32      1,344,410
   590    Verizon New England, Inc. ...................... 6.500    09/15/11        605,929
                                                                               ------------
                                                                                  9,714,424
                                                                               ------------
          TOTAL CORPORATE BONDS  74.6%......................................    163,072,635
                                                                               ------------
          UNITED STATES GOVERNMENT AGENCY
          OBLIGATIONS  21.7%
12,005    United States Treasury Bonds (STRIPS)...........   *      02/15/25      4,966,468
 3,255    United States Treasury Bonds (STRIPS)...........   *      02/15/27      1,232,913
 7,180    United States Treasury Bonds.................... 6.125    08/15/29      8,748,105
 6,000    United States Treasury Bonds.................... 6.375    08/15/27      7,434,612
21,250    United States Treasury Notes (c)................ 4.250    08/15/13     21,066,570
 4,000    United States Treasury Notes.................... 4.250    11/15/13      3,963,128
                                                                               ------------
          TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS.................     47,411,796
                                                                               ------------

TOTAL LONG-TERM INVESTMENTS  96.3%
  (Cost $208,141,856).......................................    210,484,431
                                                               ------------

SHORT-TERM INVESTMENTS  11.6%
REPURCHASE AGREEMENT  11.5%
  State Street Bank & Trust Co. ($25,263,000 par
  collateralized by U.S. Government obligations in a pooled
  cash account, interest rate of
  4.12%, dated 12/30/05, to be sold on 01/03/06 at
  $25,274,565)..............................................
                                                                 25,263,000

UNITED STATES GOVERNMENT OBLIGATIONS  0.1%
  United States Treasury Bills ($300,000 par, yielding
  3.167%, 01/12/06 maturity) (b)............................
                                                                    299,710
                                                               ------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $25,562,693)........................................
                                                                 25,562,710
                                                               ------------
TOTAL INVESTMENTS  107.9%
  (Cost $233,704,549).......................................
                                                                236,047,141
LIABILITIES IN EXCESS OF OTHER ASSETS  (7.9%)...............
                                                                (17,369,549)
                                                               ------------

NET ASSETS  100.0%..........................................
                                                               $218,677,592
                                                               ============

See Notes to Financial Statements                                             11

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED) continued

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) All or a portion of this security has been physically segregated in connection with open futures contracts.

(c) Security purchased on a when-issued or delayed delivery basis.

STRIPS--Separate Trading of Registered Interest & Principal of Securities.

    FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2005:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Notes 10-Year Futures March 2006 (Current
  Notional Value of $109,406 per contract)..................     143         $ 132,478
U.S. Treasury Bonds Futures March 2006 (Current Notional
  Value of $114,188 per contract)...........................       4             6,736
SHORT CONTRACTS:
U.S. Treasury Notes 5-Year Futures March 2006 (Current
  Notional Value of $106,344 per contract)..................     142           (31,324)
U.S. Treasury Notes 2-Year Futures March 2006 (Current
  Notional Value of $205,188 per contract)..................     143           (20,940)
                                                                 ---         ---------
                                                                 432         $  86,950
                                                                 ===         =========

 12                                            See Notes to Financial Statements

VAN KAMPEN BOND FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2005 (Unaudited)

ASSETS:
Total Investments, including repurchase agreement of
  $25,263,000 (Cost $233,704,549)...........................  $236,047,141
Cash........................................................           913
Interest Receivable.........................................     3,177,640
Other.......................................................        22,386
                                                              ------------
    Total Assets............................................   239,248,080
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................    20,040,725
  Income Distributions......................................       137,408
  Investment Advisory Fee...................................        77,877
  Variation Margin on Futures...............................         7,750
  Other Affiliates..........................................         5,605
Trustees' Deferred Compensation and Retirement Plans........       203,267
Accrued Expenses............................................        97,856
                                                              ------------
    Total Liabilities.......................................    20,570,488
                                                              ------------
NET ASSETS..................................................  $218,677,592
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($218,677,592 divided by
  11,362,465 shares outstanding)............................  $      19.25
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($1.00 par value with 15,000,000 shares
  authorized, 11,362,465 shares issued and outstanding).....  $ 11,362,465
Paid in Surplus.............................................   207,602,030
Net Unrealized Appreciation.................................     2,429,542
Accumulated Net Realized Loss...............................    (1,174,669)
Accumulated Undistributed Net Investment Income.............    (1,541,776)
                                                              ------------
NET ASSETS..................................................  $218,677,592
                                                              ============

See Notes to Financial Statements                                             13

VAN KAMPEN BOND FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended December 31, 2005 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 5,635,571
Other.......................................................       30,606
                                                              -----------
    Total Income............................................    5,666,177
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      467,126
Shareholder Reports.........................................       35,889
Trustees' Fees and Related Expenses.........................       28,939
Legal.......................................................        5,345
Custody.....................................................       14,608
Other.......................................................      102,450
                                                              -----------
    Total Expenses..........................................      654,357
    Less Credits Earned on Cash Balances....................          178
                                                              -----------
    Net Expenses............................................      654,179
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 5,011,998
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $   339,806
  Futures...................................................      376,673
                                                              -----------
Net Realized Gain...........................................      716,479
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    7,764,627
                                                              -----------
  End of the Period:
    Investments.............................................    2,342,592
    Futures.................................................       86,950
                                                              -----------
                                                                2,429,542
                                                              -----------
Net Unrealized Depreciation During the Period...............   (5,335,085)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(4,618,606)
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $   393,392
                                                              ===========

 14                                            See Notes to Financial Statements

VAN KAMPEN BOND FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                               FOR THE            FOR THE
                                                          SIX MONTHS ENDED      YEAR ENDED
                                                          DECEMBER 31, 2005    JUNE 30, 2005
                                                          ----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $  5,011,998       $ 10,914,053
Net Realized Gain.......................................         716,479          4,772,518
Net Unrealized Appreciation/Depreciation During the
  Period................................................      (5,335,085)         2,110,710
                                                            ------------       ------------
Change in Net Assets from Operations....................         393,392         17,797,281
Distributions from Net Investment Income................      (5,476,518)       (11,589,525)
                                                            ------------       ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.....      (5,083,126)         6,207,756

NET ASSETS:
Beginning of the Period.................................     223,760,718        217,552,962
                                                            ------------       ------------
End of the Period (Including accumulated undistributed
  net investment income of $(1,541,776) and
  $(1,077,256), respectively)...........................    $218,677,592       $223,760,718
                                                            ============       ============

See Notes to Financial Statements                                             15

VAN KAMPEN BOND FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                SIX MONTHS
                                  ENDED                      YEAR ENDED JUNE 30,
                               DECEMBER 31,    ------------------------------------------------
                                   2005         2005      2004      2003     2002 (A)     2001
                               ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD..................    $19.69       $19.15    $19.78    $18.78     $19.41     $18.70
                                  ------       ------    ------    ------     ------     ------
  Net Investment Income.......       .44          .96      1.03      1.10       1.26       1.40
  Net Realized and Unrealized
    Gain/Loss.................      (.40)         .60      (.54)     1.11       (.56)       .68
                                  ------       ------    ------    ------     ------     ------
Total from Investment
  Operations..................       .04         1.56       .49      2.21        .70       2.08
Less Distributions from Net
  Investment Income...........       .48         1.02      1.12      1.21       1.33       1.37
                                  ------       ------    ------    ------     ------     ------
NET ASSET VALUE, END OF THE
  PERIOD......................    $19.25       $19.69    $19.15    $19.78     $18.78     $19.41
                                  ======       ======    ======    ======     ======     ======

Common Share Market Price at
  End of the Period...........    $17.01       $17.80    $17.02    $19.57     $18.50     $19.15
Total Return (b)..............    -1.78%*      10.69%    -7.44%    12.67%      3.50%     23.10%
Net Assets at End of the
  Period (In millions)........    $218.7       $223.8    $217.6    $224.7     $213.4     $220.5
Ratio of Expenses to Average
  Net Assets..................      .59%         .60%      .65%      .65%       .65%       .68%
Ratio of Net Investment Income
  to Average Net Assets.......     4.51%        4.90%     5.24%     5.79%      6.39%      7.25%
Portfolio Turnover............       31%*         61%       41%       57%       107%        88%

*   Non-Annualized

(a) As required, effective July 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the year ended June 30, 2002 was to decrease net investment income per share by $.04, increase net realized and unrealized gains and losses per share by $.04 and decrease the ratio of net investment income to average net assets by .24%. Per share, ratios and supplemental data for periods prior to June 30, 2002 have not been restated to reflect this change in presentation.

(b) Total return based on common share market price assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Fund's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

 16                                            See Notes to Financial Statements

VAN KAMPEN BOND FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Bond Fund (the "Fund") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek interest income while conserving capital through investing in a diversified portfolio consisting primarily of high-quality debt securities.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Investments in securities listed on a securities exchange are valued at their last sales price as of the close of such securities exchange. Listed securities and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available as noted above, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with its custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At December 31, 2005, the Fund had $20,040,725 of when-issued or delayed delivery purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. Premiums are amortized and discounts are accreted over the expected life of each applicable security.

VAN KAMPEN BOND FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 (UNAUDITED) continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At June 30, 2005, the Fund had an accumulated capital loss carryforward for tax purposes of $1,768,004, which will expire on June 30, 2011.

    At December 31, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $235,293,054
                                                              ============
Gross tax unrealized appreciation...........................  $  3,910,851
Gross tax unrealized depreciation...........................    (3,156,764)
                                                              ------------
Net tax unrealized appreciation on investments..............  $    754,087
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays quarterly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended June 30, 2005 was as follows:

                                                                 2005
Distributions paid from:
  Ordinary income...........................................  $11,599,970
  Long-term capital gain....................................          -0-
                                                              -----------
                                                              $11,599,970
                                                              ===========

    As of June 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $157,731

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended December 31, 2005, the Fund's custody fee was reduced by $178 as a result of credits earned on cash balances.

VAN KAMPEN BOND FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 (UNAUDITED) continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .42%
Over $500 million...........................................     .35%

    For the six months ended December 31, 2005, the Fund recognized expenses of approximately $5,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended December 31, 2005, the Fund recognized expenses of approximately $7,600, representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments and U.S. Government securities, were $25,626,668 and $38,702,566, respectively. The cost of purchases and proceeds from sales of long-term U.S. Government securities for the period were $41,667,821 and $25,171,658, respectively.

4. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the

VAN KAMPEN BOND FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 (UNAUDITED) continued

futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    During the period, the Fund invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures on U.S. Treasury Bonds and Notes and typically closes the contract prior to delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended December 31, 2005, were as follows:

                                                              CONTRACTS
Outstanding at June 30, 2005................................      400
Futures Opened..............................................    1,275
Futures Closed..............................................   (1,243)
                                                               ------
Outstanding at December 31, 2005............................      432
                                                               ======

5. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN BOND FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and
Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

TRANSFER AGENT

EQUISERVE TRUST COMPANY, N. A.
C/O COMPUTERSHARE INVESTOR SERVICES
P.O. Box 43010
Providence, Rhode Island 02940-3010

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Bond Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Bond Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Bond Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  VBF SAR 2/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-00319P-Y12/05

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) Code of Ethics - Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Bond Fund

By:  /s/ Ronald E. Robison
     ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 9, 2006

By:  /s/ Phillip G. Goff
     -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: February 9, 2006